INTANGIBLE ASSETS AND GOODWILL (Details) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
INTANGIBLE ASSETS AND GOODWILL
Intangible assets other than goodwill	$ 668,822,553	$ 663,272,878	$ 680,996,062
Gross carrying amount
INTANGIBLE ASSETS AND GOODWILL
Intangible assets other than goodwill	693,540,191	684,517,558
Cumulative amortization
INTANGIBLE ASSETS AND GOODWILL
Intangible assets other than goodwill	(24,717,638)	(21,244,680)
Distribution rights
INTANGIBLE ASSETS AND GOODWILL
Intangible assets other than goodwill	661,026,400	656,294,617	674,920,063
Distribution rights | Gross carrying amount
INTANGIBLE ASSETS AND GOODWILL
Intangible assets other than goodwill	661,285,834	656,411,004
Distribution rights | Cumulative amortization
INTANGIBLE ASSETS AND GOODWILL
Intangible assets other than goodwill	(259,434)	(116,387)
Software
INTANGIBLE ASSETS AND GOODWILL
Intangible assets other than goodwill	7,365,957	6,507,343	$ 5,605,081
Software | Gross carrying amount
INTANGIBLE ASSETS AND GOODWILL
Intangible assets other than goodwill	31,526,159	27,595,084
Software | Cumulative amortization
INTANGIBLE ASSETS AND GOODWILL
Intangible assets other than goodwill	(24,160,202)	(21,087,741)
Others
INTANGIBLE ASSETS AND GOODWILL
Intangible assets other than goodwill	430,196	470,918
Others | Gross carrying amount
INTANGIBLE ASSETS AND GOODWILL
Intangible assets other than goodwill	728,198	511,470
Others | Cumulative amortization
INTANGIBLE ASSETS AND GOODWILL
Intangible assets other than goodwill	$ (298,002)	$ (40,552)